Schedule of Outstanding Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable, beginning of the period	$ 815,546	$ 287,378	$ 287,378	$ 2,617,970
Issued for cash		342,675	342,675	2,009,300
Lease obligation converted to note payable	0		(355,438)
Forgiveness of note payable	(8,000)		(184,775)
Repayments	(48,776)		(15,486)	(4,379,814)
Amortization of debt discounts	1,973		30,316	39,922
Notes payable, end of the period	760,743		815,546	$ 287,378
Lease obligation converted to note payable	$ (0)		$ 355,438